Annual Total Returns[BarChart] - UltraNasdaq-100 ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	35.98%	(0.45%)	33.78%	79.94%	36.27%	13.72%	9.15%	68.58%	(9.40%)	80.49%